2016 AND 2015 QUARTERLY RESULTS OF OPERATIONS (Schedule of Quarterly Financial Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information [Line Items]
Shipping revenues	$ 69,426	$ 59,968	$ 71,957	$ 88,750	$ 85,810	$ 80,771	$ 103,062	$ 128,676	$ 290,101	$ 398,319	$ 497,634
Gain/(loss) on disposal of vessels, including impairments	(81,449)	(5,406)			(29,734)	(49,640)		171	(86,855)	(79,203)	4,459
Income/(loss) from vessel operations	(88,152)	(23,662)	(9,559)	13,428	(27,487)	(47,681)	29,163	53,212	(107,945)	7,207	176,801
Interest expense	(11,570)	(11,232)	(9,278)	(9,167)	(9,694)	(9,758)	(9,929)	(10,981)	(41,247)	(40,362)	(44,134)
Reorganization items, net					(233)	(3,849)	(520)	4,471		(131)	(5,659)
Income tax provision	(13)	(23)	(4)	(4)	(283)	20	(173)	(4)	(44)	(440)	(140)
Net (loss)/income	$ (90,720)	$ (21,816)	$ (11,619)	$ 18,067	$ (57,757)	$ (50,862)	$ 30,506	$ 59,890	$ (106,088)	$ (18,223)	$ 173,170
Basic and Diluted net income (in dollars per share)	$ (3.12)	$ (0.75)	$ (0.40)	$ 0.62	$ (1.98)	$ (1.74)	$ 1.05	$ 2.05	$ (3.64)	$ (0.62)	$ 5.94
Other than temporary impairment - Equity method investment, Impairment Charges									$ 30,475	$ 30,475
Euronav Nv Joint Venture [Member]
Quarterly Financial Information [Line Items]
Other than temporary impairment - Equity method investment, Impairment Charges										$ 30,475